Main consolidated entities - Tabular information (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2020
Orange SA Business Unit France [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Orange Caraibe [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Generale de Telephone [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Alliance Trs Haut Dbit [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Auvergne Trs Haut Dbit [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Gironde Trs Haut Dbit [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Orange Spain and Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Orange Belgium [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		52.91%
Orange Communications Luxembourg [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		52.91%
Orange Moldova [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		94.41%
Orange Polska and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		50.67%
Orange Romania [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		99.20%
Orange Slovakia [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Airtel in Burkina Faso [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		85.80%
Orange Cameroon [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		94.40%
Orange RDC [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Orange Cote d'Ivoire [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		72.50%
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		99.96%
Orange Guinee [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		37.64%
Orange Bissau [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		38.04%
Jordan Telecom and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		51.00%
Orange Mali [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		29.37%
Medi Telecom [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	40.00%	49.00%
Sonatel [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		42.33%
Orange SA Business Unit Enterprise [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Globecast Holding and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Orange Business Services SA and its subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Business and Decision and its subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Basefarm and its subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Orange Business Services Participations and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Secure Data and Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Secure Link and Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Orange SA Business Unit IC and SS [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
FT IMMO H [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Orange Marine [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Orange Studio [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
OCS [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		66.67%
Orange Brand Services Ltd [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Orange Bank [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		75.86%